ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 11,998	74,445	62,522
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 11,998	74,445	62,522